Fair Value Financial Assets Liabilities (Details) $ in Millions		12 Months Ended
		Dec. 31, 2016 USD ($) $ / MWh		Dec. 31, 2015 USD ($) $ / MWh		Dec. 31, 2013 USD ($)
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	$ 210.5		$ 176.4
Other Temporary Investments		331.7		386.8
Risk Management Assets
Risk Management Assets		383.6		456.2
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		2,256.2		2,106.4
Total Assets		3,182.0		3,125.8
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		369.6		266.2
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance		146.9		150.8
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	[2],[3]	42.8		13.5		$ 90.0
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	[2]	26.1		53.7		0.7
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income		(23.0)		(4.9)		5.7
Settlements		(71.4)		(63.0)		(108.7)
Transfers into Level 3	[4],[5]	13.3		28.7		(7.6)
Transfers out of Level 3	[5]	(2.6)		(18.9)		(21.5)
Changes in Fair Value Allocated to Regulated Jurisdiction	[6]	(129.6)		(13.0)		74.3
Ending Balance		$ 2.5		$ 146.9		117.9
Level 3 Quantitative Information [Abstract]
Counterparty Credit Risk				6.70%
Low [Member]
Level 3 Quantitative Information [Abstract]
Counterparty Credit Risk		0.35%
High [Member]
Level 3 Quantitative Information [Abstract]
Counterparty Credit Risk		8.24%
Weighted Average [Member]
Level 3 Quantitative Information [Abstract]
Counterparty Credit Risk		3.91%
Other [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	$ 201.8		$ 168.2
Other Temporary Investments		32.8		33.3
Risk Management Assets
Risk Management Assets		(213.0)		(286.9)
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		11.4		7.8
Total Assets		33.0		(77.6)
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		(212.7)		(325.5)
Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	8.7		3.9
Other Temporary Investments		293.8		345.8
Risk Management Assets
Risk Management Assets		6.0		11.5
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		1,277.4		1,287.4
Total Assets		1,585.9		1,648.6
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		8.2		24.1
Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	0.0		4.3
Other Temporary Investments		5.1		7.7
Risk Management Assets
Risk Management Assets		396.7		510.9
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		967.4		811.2
Total Assets		1,369.2		1,334.1
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		382.7		493.8
Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	0.0		0.0
Other Temporary Investments		0.0		0.0
Risk Management Assets
Risk Management Assets		193.9		220.7
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Total Assets		193.9		220.7
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		191.4		73.8
2016 [Member] | Level 1 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities				(9.0)
2016 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities				2.0
2016 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities				28.0
2017 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities		20.0
2017 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities		17.0
2017 - 2019 [Member] | Level 1 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities				(4.0)
2017 - 2019 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities				18.0
2017 - 2019 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities				29.0
2018 - 2020 [Member] | Level 1 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities		(2.0)
2018 - 2020 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities		4.0
2018 - 2020 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities		28.0
2020 - 2021 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities				4.0
2020 - 2021 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities				19.0
2021 - 2022 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities		3.0
2021 - 2022 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities		11.0
2022 - 2032 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities				76.0
2023 - 2032 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities		1.0
2023 - 2032 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities		(31.0)
Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	[7]	372.4	[8]	438.5	[9]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7]	321.5	[8]	236.6	[9]
Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	[7]	(205.7)	[8]	(287.7)	[9]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7]	(205.4)	[8]	(326.3)	[9]
Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	[7]	6.0	[8]	11.5	[9]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7]	8.2	[8]	24.1	[9]
Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	[7]	379.9	[8]	495.0	[9]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7]	352.0	[8]	471.5	[9]
Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	[7]	192.2	[8]	219.7	[9]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7]	166.7	[8]	67.3	[9]
Energy Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		183.8		212.3
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		$ 187.1		$ 70.3
Level 3 Quantitative Information [Abstract]
Forward Price Range Low | $ / MWh	[10]	6.51		9.69
Forward Price Range High | $ / MWh	[10]	86.59		165.36
Weighted Average Market Price | $ / MWh	[10]	39.40		36.35
FTRs [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		$ 10.1		$ 8.4
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		$ 4.3		$ 3.5
Level 3 Quantitative Information [Abstract]
Forward Price Range Low | $ / MWh	[10]	(7.99)		(6.99)
Forward Price Range High | $ / MWh	[10]	8.91		10.34
Weighted Average Market Price | $ / MWh	[10]	0.86		1.10
Commodity [Member]
Risk Management Assets
Risk Management Assets	[7]	$ 11.2		$ 17.6
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7]	46.7		26.1
Commodity [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	[7]	(7.3)		0.7
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7]	(7.3)		0.7
Commodity [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	[7]	0.0		0.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7]	0.0		0.0
Commodity [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	[7]	16.8		15.9
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7]	29.3		18.9
Commodity [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	[7]	1.7		1.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7]	24.7		6.5
Interest Rate Foreign Currency Hedges [Member]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities				0.4
Interest Rate Foreign Currency Hedges [Member] | Other [Member]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities				0.0
Interest Rate Foreign Currency Hedges [Member] | Level 1 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities				0.0
Interest Rate Foreign Currency Hedges [Member] | Level 2 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities				0.4
Interest Rate Foreign Currency Hedges [Member] | Level 3 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities				0.0
Fair Value Hedging [Member]
Risk Management Assets
Risk Management Assets				0.1
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		1.4		3.1
Fair Value Hedging [Member] | Other [Member]
Risk Management Assets
Risk Management Assets				0.1
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		0.0		0.1
Fair Value Hedging [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets				0.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		0.0		0.0
Fair Value Hedging [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets				0.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		1.4		3.0
Fair Value Hedging [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets				0.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		0.0		0.0
Appalachian Power Co [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	15.9		14.9
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		18.5		30.6
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance	[11]	11.7		15.8
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	[2],[3]	25.6	[11]	2.1	[11]	29.7
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	[2]	0.0	[11]	0.0	[11]	0.0
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income		0.0	[11]	0.0	[11]	0.0
Settlements		(37.5)	[11]	(17.2)	[11]	(32.6)
Transfers into Level 3	[4],[5]	0.0	[11]	0.0	[11]	(3.6)
Transfers out of Level 3	[5]	0.1	[11]	1.2	[11]	0.0
Changes in Fair Value Allocated to Regulated Jurisdiction	[6]	1.5	[11]	9.8	[11]	11.7
Ending Balance		1.4	[11]	11.7	[11]	10.6
Appalachian Power Co [Member] | Other [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	0.1		0.1
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		(21.7)		(10.5)
Appalachian Power Co [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	15.8		14.8
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		15.8		15.0
Appalachian Power Co [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	0.0		0.0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		20.5		13.9
Appalachian Power Co [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	0.0		0.0
Risk Management Assets
Risk Management Assets		3.9		12.2
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		3.9		12.2
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		2.5		0.5
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	[7],[12]	2.6		15.7
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7],[12]	1.2		4.9
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	[7],[12]	(21.8)		(10.6)
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7],[12]	(22.0)		(13.6)
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	[7],[12]	0.0		0.2
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7],[12]	0.0		0.2
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	[7],[12]	20.5		13.9
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7],[12]	20.7		17.8
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	[7],[12]	3.9		12.2
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7],[12]	2.5		0.5
Appalachian Power Co [Member] | Energy Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		0.4		7.9
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		$ 0.4		$ 0.2
Level 3 Quantitative Information [Abstract]
Forward Price Range Low | $ / MWh	[10]	19.68		12.61
Forward Price Range High | $ / MWh	[10]	48.55		47.24
Weighted Average Market Price | $ / MWh	[10]	36.34		32.38
Appalachian Power Co [Member] | FTRs [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		$ 3.5		$ 4.3
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		$ 2.1		$ 0.3
Level 3 Quantitative Information [Abstract]
Forward Price Range Low | $ / MWh	[10]	(0.23)		(6.96)
Forward Price Range High | $ / MWh	[10]	8.91		8.43
Weighted Average Market Price | $ / MWh	[10]	2.37		1.34
Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		$ 2,256.2		$ 2,106.4
Total Assets		2,259.7		2,118.7
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance	[11]	4.3		14.7
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	[2],[3]	7.1	[11]	0.2	[11]	18.6
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	[2]	0.0	[11]	0.0	[11]	0.0
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income		0.0	[11]	0.0	[11]	0.0
Settlements		(11.1)	[11]	(14.2)	[11]	(20.6)
Transfers into Level 3	[4],[5]	0.0	[11]	0.0	[11]	(2.5)
Transfers out of Level 3	[5]	0.1	[11]	0.8	[11]	0.0
Changes in Fair Value Allocated to Regulated Jurisdiction	[6]	2.4	[11]	2.8	[11]	12.0
Ending Balance		2.8	[11]	4.3	[11]	7.2
Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		11.4		7.8
Total Assets		(0.9)		(3.3)
Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		1,277.4		1,287.4
Total Assets		1,277.4		1,287.5
Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		967.4		811.2
Total Assets		980.2		828.2
Indiana Michigan Power Co [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		3.0		6.3
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Total Assets		3.0		6.3
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		0.2		2.0
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	[7],[12]	3.5		12.3
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7],[12]	1.1		7.9
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	[7],[12]	(12.3)		(11.1)
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7],[12]	(12.4)		(11.7)
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	[7],[12]	0.0		0.1
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7],[12]	0.0		0.1
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	[7],[12]	12.8		17.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7],[12]	13.3		17.5
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	[7],[12]	3.0		6.3
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7],[12]	0.2		2.0
Indiana Michigan Power Co [Member] | Energy Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		0.3		6.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		$ 0.2		$ 0.2
Level 3 Quantitative Information [Abstract]
Forward Price Range Low | $ / MWh	[10]	19.68		12.61
Forward Price Range High | $ / MWh	[10]	48.55		47.24
Weighted Average Market Price | $ / MWh	[10]	36.34		32.38
Indiana Michigan Power Co [Member] | FTRs [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		$ 2.7		$ 0.3
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		$ 0.0		$ 1.8
Level 3 Quantitative Information [Abstract]
Forward Price Range Low | $ / MWh	[10]	(7.9)		(6.96)
Forward Price Range High | $ / MWh	[10]	8.91		8.43
Weighted Average Market Price | $ / MWh	[10]	1.32		1.34
Ohio Power Co [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	$ 27.2		$ 27.7
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		27.4		46.9
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance		15.9		48.4
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	[2],[3]	(3.0)		0.5		30.8
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	[2]	0.0		0.0		0.0
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income		0.0		0.0		0.0
Settlements		6.2		(6.7)		(33.7)
Transfers into Level 3	[4],[5]	0.0		0.0		0.0
Transfers out of Level 3	[5]	0.0		0.0		0.0
Changes in Fair Value Allocated to Regulated Jurisdiction	[6]	(138.1)		(26.3)		48.4
Ending Balance		$ (119.0)		15.9		2.9
Ohio Power Co [Member] | Low [Member]
Level 3 Quantitative Information [Abstract]
Counterparty Credit Risk		0.47%
Ohio Power Co [Member] | High [Member]
Level 3 Quantitative Information [Abstract]
Counterparty Credit Risk		3.40%
Ohio Power Co [Member] | Weighted Average [Member]
Level 3 Quantitative Information [Abstract]
Counterparty Credit Risk		2.72%
Ohio Power Co [Member] | Other [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	$ 27.2		27.7
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		27.0		30.9
Ohio Power Co [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	0.0		0.0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		0.0		0.0
Ohio Power Co [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	0.0		0.0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		0.4		0.0
Ohio Power Co [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	0.0		0.0
Risk Management Assets
Risk Management Assets		0.0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		0.0		16.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		119.0
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	[7],[12]	0.2		19.2
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7],[12]	119.0		3.6
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	[7],[12]	(0.2)		3.2
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7],[12]	0.0		2.7
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	[7],[12]	0.0		0.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7],[12]	0.0		0.0
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	[7],[12]	0.4		0.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7],[12]	0.0		0.8
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	[7],[12]	0.0		16.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7],[12]	119.0		0.1
Ohio Power Co [Member] | Energy Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		0.0		16.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		$ 119.0		$ 0.1
Level 3 Quantitative Information [Abstract]
Forward Price Range Low | $ / MWh	[10]	30.14		41.61
Forward Price Range High | $ / MWh	[10]	71.85		165.36
Weighted Average Market Price | $ / MWh	[10]	47.45		86.84
Public Service Co Of Oklahoma [Member]
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance		$ 0.6		$ (0.3)
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	[2],[3]	(1.0)		(0.2)		0.0
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	[2]	0.0		0.0		0.0
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income		0.0		0.0		0.0
Settlements		0.4		0.6		0.0
Transfers into Level 3	[4],[5]	0.0		0.0		0.0
Transfers out of Level 3	[5]	0.0		0.0		0.0
Changes in Fair Value Allocated to Regulated Jurisdiction	[6]	0.7		0.5		(0.3)
Ending Balance		0.7		0.6		0.0
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	[7],[12]	0.8		0.6
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7],[12]			0.2
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	[7],[12]	(0.1)		(0.1)
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7],[12]			(0.4)
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	[7],[12]	0.0		0.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7],[12]			0.0
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	[7],[12]	0.2		0.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7],[12]			0.5
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	[7],[12]	0.7		0.7
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7],[12]			0.1
Public Service Co Of Oklahoma [Member] | FTRs [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		0.7		0.7
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		$ 0.0		$ 0.1
Level 3 Quantitative Information [Abstract]
Forward Price Range Low | $ / MWh	[10]	(7.99)		(6.96)
Forward Price Range High | $ / MWh	[10]	1.03		8.43
Weighted Average Market Price | $ / MWh	[10]	(0.36)		1.34
Southwestern Electric Power Co [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	$ 10.3		$ 5.2
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		11.2		6.0
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance		0.8		(0.5)
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	[2],[3]	7.7		9.2		0.0
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	[2]	0.0		0.0		0.0
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income		0.0		0.0		0.0
Settlements		(8.4)		(8.7)		0.0
Transfers into Level 3	[4],[5]	0.0		0.0		0.0
Transfers out of Level 3	[5]	0.0		0.0		0.0
Changes in Fair Value Allocated to Regulated Jurisdiction	[6]	0.6		0.8		(0.5)
Ending Balance		0.7		0.8		$ 0.0
Southwestern Electric Power Co [Member] | Other [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	1.6		1.6
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		1.4		1.5
Southwestern Electric Power Co [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	8.7		3.6
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		8.7		3.6
Southwestern Electric Power Co [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	0.0		0.0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		0.3		0.0
Southwestern Electric Power Co [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents	[1]	0.0		0.0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		0.8		0.9
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	[7],[12]	0.9		0.8
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7],[12]	0.3		5.2
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	[7],[12]	(0.2)		(0.1)
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7],[12]	(0.1)		(0.4)
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	[7],[12]	0.0		0.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7],[12]	0.0		0.0
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	[7],[12]	0.3		0.0
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7],[12]	0.3		5.5
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	[7],[12]	0.8		0.9
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities	[7],[12]	0.1		0.1
Southwestern Electric Power Co [Member] | FTRs [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		0.8		0.9
Liabilities, Fair Value Disclosure [Abstract]
Risk Management Liabilities		$ 0.1		$ 0.1
Level 3 Quantitative Information [Abstract]
Forward Price Range Low | $ / MWh	[10]	(7.99)		(6.96)
Forward Price Range High | $ / MWh	[10]	1.03		8.43
Weighted Average Market Price | $ / MWh	[10]	(0.36)		1.34
Cash [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	[1],[13]	$ 211.7		$ 271.0
Cash [Member] | Other [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	[1]	32.8		33.3
Cash [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	[1]	173.8		230.0
Cash [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	[1]	5.1		7.7
Cash [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	[1]	0.0		0.0
Fixed Income Funds [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		967.4		811.2
Fixed Income Funds [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Fixed Income Funds [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Fixed Income Funds [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		967.4		811.2
Fixed Income Funds [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		967.4		811.2
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		967.4		811.2
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Mutual Funds Fixed Income [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	[14]	91.7		90.4
Mutual Funds Fixed Income [Member] | Other [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments		0.0		0.0
Mutual Funds Fixed Income [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments		91.7		90.4
Mutual Funds Fixed Income [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments		0.0		0.0
Mutual Funds Fixed Income [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments		0.0		0.0
Mutual Funds Equity [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	[15]	28.3		25.4
Mutual Funds Equity [Member] | Other [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	[15]	0.0		0.0
Mutual Funds Equity [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	[15]	28.3		25.4
Mutual Funds Equity [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	[15]	0.0		0.0
Mutual Funds Equity [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Temporary Investments	[15]	0.0		0.0
Cash and Cash Equivalents [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[16]	18.7		168.3
Cash and Cash Equivalents [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[16]	11.4		7.8
Cash and Cash Equivalents [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[16]	7.3		160.5
Cash and Cash Equivalents [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[16]	0.0		0.0
Cash and Cash Equivalents [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[16]	0.0		0.0
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[16]	18.7		168.3
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[16]	11.4		7.8
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[16]	7.3		160.5
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[16]	0.0		0.0
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[16]	0.0		0.0
US Government Agencies Debt Securities [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		785.4		731.1
US Government Agencies Debt Securities [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
US Government Agencies Debt Securities [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
US Government Agencies Debt Securities [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		785.4		731.1
US Government Agencies Debt Securities [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		785.4		731.1
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		785.4		731.1
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Corporate Debt Securities [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		60.9		57.9
Corporate Debt Securities [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Corporate Debt Securities [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Corporate Debt Securities [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		60.9		57.9
Corporate Debt Securities [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		60.9		57.9
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		60.9		57.9
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
State and Local Jurisdiction [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		121.1		22.2
State and Local Jurisdiction [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
State and Local Jurisdiction [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
State and Local Jurisdiction [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		121.1		22.2
State and Local Jurisdiction [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		121.1		22.2
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		121.1		22.2
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Domestic [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[15]	1,270.1		1,126.9
Domestic [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[15]	0.0		0.0
Domestic [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[15]	1,270.1		1,126.9
Domestic [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[15]	0.0		0.0
Domestic [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[15]	0.0		0.0
Domestic [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[15]	1,270.1		1,126.9
Domestic [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[15]	0.0		0.0
Domestic [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[15]	1,270.1		1,126.9
Domestic [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[15]	0.0		0.0
Domestic [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[15]	$ 0.0		$ 0.0

[1]	Amounts in “Other” column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 and Level 2 amounts primarily represent investments in money market funds.
[2]	Included in revenues on the statements of income.
[3]	Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.
[4]	Represents existing assets or liabilities that were previously categorized as Level 2.
[5]	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.
[6]	Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities.
[7]	Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”
[8]	The December 31, 2016 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $(2) million in 2018-2020; Level 2 matures $20 million in 2017, $4 million in periods 2018-2020, $3 million in periods 2021-2022 and $1 million in periods 2023-2032; Level 3 matures $17 million in 2017, $28 million in periods 2018-2020, $11 million in periods 2021-2022 and $(31) million in periods 2023-2032. Risk management commodity contracts are substantially comprised of power contracts.
[9]	The December 31, 2015 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $(9) million in 2016 and $(4) million in periods 2017-2019; Level 2 matures $2 million in 2016, $18 million in periods 2017-2019 and $4 million in periods 2020-2021; Level 3 matures $28 million in 2016, $29 million in periods 2017-2019, $19 million in periods 2020-2021 and $76 million in periods 2022-2032. Risk management commodity contracts are substantially comprised of power contracts.
[10]	Represents market prices in dollars per MWh.
[11]	Includes both affiliated and nonaffiliated transactions.
[12]	Substantially comprised of power contracts for the Registrant Subsidiaries.
[13]	Primarily represents amounts held for the repayment of debt.
[14]	Primarily short and intermediate maturities which may be sold and do not contain maturity dates.
[15]	Amounts represent publicly traded equity securities and equity-based mutual funds.
[16]	Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.